Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ (32)	$ (5)	$ 20
Foreign currency translation adjustments, tax effect	(45)	123	357
Unrealized gains (losses) on securities, tax effect	(1)	109	36
Reclassification adjustment included in net income on securities, tax effect	0	(117)	(1)
Unrealized gains (losses) on derivative instruments, tax effect	(156)	200	371
Reclassification adjustment included in net income on derivative instruments, tax effect	6	21	21
Net prior service credit (cost) arising during period - tax effect	271	675	305
Amortization of net prior service cost (credit) included in net income, tax effect	$ (431)	$ (604)	$ (525)